Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue
Cost of goods sold	264
Gross loss	264
Research and development	844	1,158
Marketing	590	363
General and administrative	1,626	1,924
Total operating loss	3,324	3,445
Financial expenses (income), net	(38)	193
Other expenses	7	206
Total comprehensive loss	$ 3,293	$ 3,844
Net loss per share – basic (in Dollars per share)	$ 0.0005	$ 0.0071
Net loss per share – diluted (in Dollars per share)	$ 0.0005	$ 0.0071
Weighted average shares outstanding – basic (in Shares)	6,780,167,748	544,608,702
Weighted average shares outstanding – diluted (in Shares)	6,780,167,748	544,608,702